Inventories	12 Months Ended
Dec. 31, 2017
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Inventories

Note 8. Inventories

	December 31, 2017		December 31, 2016
Finished products	Ps.	25,374	Ps.	22,709
Raw materials		5,194		5,156
Spare parts		2,102		2,401
Work in process		198		144
Inventories in transit		1,437		1,188
Other		535		334

	Ps.	34,840	Ps.	31,932

For the years ended at 2017, 2016 and 2015, the Company recognized write-downs of its inventories for Ps. 308, Ps. 1,832 and Ps. 1,290 to net realizable value, respectively.

For the years ended at 2017, 2016 and 2015, changes in inventories are comprised as follows and included in the consolidated income statement under the cost of goods sold caption:

	2017		2016		2015
Changes in inventories of finished goods and work in progress	Ps.	196,547	Ps.	172,554	Ps.	132,835
Raw materials and consumables used		85,568		63,285		53,514

Total	Ps.	282,115	Ps.	235,839	Ps.	186,349